Cover	Jul. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002118221
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2351
Document Period End Date	Jul. 24, 2026